                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08340
                                                      ---------

                              South Asia Portfolio
                              --------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2004
                                -----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

SOUTH ASIA PORTFOLIO as of December 31, 2004

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.6%

SECURITY                                                       SHARES                VALUE
-------------------------------------------------------------------------------------------------------
INDIA -- 98.6%

APPAREL -- 2.2%

Arvind Mills Ltd.(1)                                                      666,000    $        2,026,957
-------------------------------------------------------------------------------------------------------
                                                                                     $        2,026,957
-------------------------------------------------------------------------------------------------------

APPLICATIONS SOFTWARE -- 15.1%

Geodesic Information Systems Ltd.(1)                                      112,796    $        2,118,383
Infosys Technologies Ltd.                                                  53,001             2,549,045
KPIT Cummins Infosystems Ltd.                                              70,805             1,054,908
Patni Computer Systems Ltd.                                               219,533             1,940,973
Satyam Computer Services                                                  180,000             1,694,612
Scandent Solutions Corp. Ltd.(2)                                          317,737               920,756
Sify Ltd. ADR(1)                                                          209,158             1,246,582
Wipro Ltd.                                                                153,700             2,642,483
-------------------------------------------------------------------------------------------------------
                                                                                     $       14,167,742
-------------------------------------------------------------------------------------------------------

AUTO AND PARTS -- 1.2%

Bharat Forge Ltd.                                                          47,345    $        1,169,031
-------------------------------------------------------------------------------------------------------
                                                                                     $        1,169,031
-------------------------------------------------------------------------------------------------------

BANKING AND FINANCE -- 3.4%

HDFC Bank Ltd.                                                            265,700    $        3,179,970
-------------------------------------------------------------------------------------------------------
                                                                                     $        3,179,970
-------------------------------------------------------------------------------------------------------

CHEMICALS -- 5.6%

Hindustan Inks and Resins Ltd.                                            113,300    $        1,660,925
United Phosphorus Ltd.                                                    201,200             3,596,560
-------------------------------------------------------------------------------------------------------
                                                                                     $        5,257,485
-------------------------------------------------------------------------------------------------------

COMPUTER HARDWARE -- 1.3%

Moser Baer India Ltd.                                                     234,722    $        1,253,525
-------------------------------------------------------------------------------------------------------
                                                                                     $        1,253,525
-------------------------------------------------------------------------------------------------------

DIVERSIFIED INDUSTRY -- 5.4%

Aban Loyd Chiles Offshore                                                 111,600    $        2,888,199
Sintex Industries Ltd.                                                    247,104             2,155,268
-------------------------------------------------------------------------------------------------------
                                                                                     $        5,043,467
-------------------------------------------------------------------------------------------------------

DRUGS -- 15.8%

Dishman Pharmaceuticals & Chemicals Ltd.                                  192,524    $        2,833,163
Divi's Laboratories Ltd.                                                   96,944             3,033,877
Dr. Reddy's Laboratories Ltd.                                              85,500             1,697,611
Ind-Swift Laboratories Ltd.                                               268,300             1,615,231
Ind-Swift Laboratories Ltd., Preferential Shares(2)(3)                    102,000               420,635
Ranbaxy Laboratories Ltd.                                                  89,100             2,572,406
Sun Pharmaceutical Industries Ltd.                                        207,687             2,649,001
-------------------------------------------------------------------------------------------------------
                                                                                     $       14,821,924
-------------------------------------------------------------------------------------------------------

ENERGY -- 15.7%

Bharat Petroleum Corp. Ltd.                                               286,500    $        3,034,163
Hindustan Petroleum Corp. Ltd.                                            366,800             3,390,243
Indian Oil Corporation                                                    154,500             1,823,908
National Thermal Power Corp. Ltd.(1)                                    1,385,000             2,783,063
Oil and Natural Gas Corp. Ltd.                                            198,200             3,734,745
-------------------------------------------------------------------------------------------------------
                                                                                     $       14,766,122
-------------------------------------------------------------------------------------------------------

ENGINEERING -- 11.2%

ABB Ltd.                                                                   96,500    $        2,153,546
Engineers India Ltd.                                                       62,000               472,906
Gammon India Ltd.                                                         159,100             2,809,229
Larsen & Toubro Ltd.                                                      126,670             2,861,512
Siemens India Ltd.                                                         74,736             2,273,027
-------------------------------------------------------------------------------------------------------
                                                                                     $       10,570,220
-------------------------------------------------------------------------------------------------------

FOODS -- 1.7%

Balrampur Chini Mills Ltd.                                                131,808    $        1,624,783
-------------------------------------------------------------------------------------------------------
                                                                                     $        1,624,783
-------------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 4.3%

Hindustan Lever Ltd.                                                    1,237,000    $        4,083,494
-------------------------------------------------------------------------------------------------------
                                                                                     $        4,083,494
-------------------------------------------------------------------------------------------------------

MEDICAL PRODUCTS / BIOTECH -- 1.0%

Transgene Biotek Ltd.(1)                                                  240,000    $          901,863
-------------------------------------------------------------------------------------------------------
                                                                                     $          901,863
-------------------------------------------------------------------------------------------------------

PETROCHEMICAL -- 5.9%

Finolex Industries Ltd.                                                 1,746,952    $        2,753,613
Reliance Industries Ltd.                                                  227,000             2,787,499
-------------------------------------------------------------------------------------------------------
                                                                                     $        5,541,112
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                       SHARES                VALUE
-------------------------------------------------------------------------------------------------------
POWER CONVERTERS / POWER SUPPLY EQUIPMENT -- 2.6%

Bharat Heavy Electricals Ltd.                                             137,500    $        2,441,067
-------------------------------------------------------------------------------------------------------
                                                                                     $        2,441,067
-------------------------------------------------------------------------------------------------------

TOBACCO -- 3.5%

ITC Ltd.                                                                  107,700    $        3,249,715
-------------------------------------------------------------------------------------------------------
                                                                                     $        3,249,715
-------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.1%

Container Corporation of India Ltd.                                        50,000    $        1,054,750
-------------------------------------------------------------------------------------------------------
                                                                                     $        1,054,750
-------------------------------------------------------------------------------------------------------

UTILITIES -- 1.6%

Reliance Energy Ltd.                                                      128,346    $        1,548,301
-------------------------------------------------------------------------------------------------------
                                                                                     $        1,548,301
-------------------------------------------------------------------------------------------------------

TOTAL INDIA
   (IDENTIFIED COST $63,847,083)                                                     $       92,701,528
-------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $63,847,083)                                                     $       92,701,528
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.6%
   (IDENTIFIED COST $63,847,083)                                                     $       92,701,528
-------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.4%                                               $        1,304,397
-------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                 $       94,005,925
-------------------------------------------------------------------------------------------------------

ADR - American Depository Receipt
(1)  Non-income producing security.
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)  Security restricted from sale until December 2, 2005.

                        See notes to financial statements

TOP TEN HOLDINGS

                                                     PERCENTAGE
COMPANY                         INDUSTRY SECTOR      OF NET ASSETS              VALUE
---------------------------------------------------------------------------------------------
Hindustan Lever Ltd.            Household Products               4.3%           $  4,083,494
Oil and Natural Gas Corp. Ltd.  Energy                           4.0               3,734,745
United Phosphorus Ltd.          Chemicals                        3.8               3,596,560
Hindustan Petroleum Corp. Ltd.  Energy                           3.6               3,390,243
ITC Ltd.                        Tobacco                          3.5               3,249,715
HDFC Bank Ltd.                  Banking and Finance              3.4               3,179,970
Bharat Petroleum Corp. Ltd.     Energy                           3.2               3,034,163
Divi's Laboratories Ltd.        Drugs                            3.2               3,033,877
Aban Loyd Chiles Offshore       Diversified Industry             3.1               2,888,199
Larsen & Toubro Ltd.            Engineering                      3.0               2,861,512

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS

                                                     PERCENTAGE
COMPANY                                              OF NET ASSETS              VALUE
---------------------------------------------------------------------------------------------
Drugs                                                           15.8%           $ 14,821,924
Energy                                                          15.7              14,766,122
Applications Software                                           15.1              14,167,742
Engineering                                                     11.2              10,570,220
Petrochemical                                                    5.9               5,541,112
Chemicals                                                        5.6               5,257,485
Diversified Industry                                             5.4               5,043,467
Household Products                                               4.3               4,083,494
Tobacco                                                          3.5               3,249,715
Banking and Finance                                              3.4               3,179,970

                        See notes to financial statements

SOUTH ASIA PORTFOLIO as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investments, at value (identified cost, $63,847,083)                          $    92,701,528
Cash                                                                                  260,783
Foreign currency, at value (identified cost, $24)                                          25
Interest and dividends receivable                                                     232,799
Provisional tax refund                                                                 45,511
Tax claim receivable (note 6)                                                         815,258
---------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $    94,055,904
---------------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                                       $         2,032
Accrued expenses                                                                       47,947
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $        49,979
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                     $    94,005,925
---------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                       $    65,124,235
Net unrealized appreciation (computed on the basis of identified cost)             28,881,690
---------------------------------------------------------------------------------------------
TOTAL                                                                         $    94,005,925
---------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $26,387)                                     $     1,115,857
Interest                                                                               99,988
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $     1,215,845
---------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                        $       486,463
Administration fee                                                                    162,241
Trustees' fees and expenses                                                             9,852
Custodian fee                                                                         260,556
Legal and accounting services                                                          74,648
Miscellaneous                                                                          22,230
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $     1,015,990
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $       199,855
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $     1,315,136
   Foreign currency transactions                                                     (147,816)
---------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $     1,167,320
---------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $    12,428,479
   Foreign currency                                                                    27,495
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $    12,455,974
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $    13,623,294
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $    13,823,149
---------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEAR ENDED            YEAR ENDED
                                                               DECEMBER 31, 2004     DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment income (loss)                                $          199,855    $          (33,612)
   Net realized gain from
      investment and foreign
      currency transactions                                             1,167,320             1,644,876
   Net change in unrealized
      appreciation (depreciation)
      from investments and
      foreign currency                                                 12,455,974            16,740,121
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $       13,823,149    $       18,351,385
-------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $       74,171,613    $       27,986,610
   Withdrawals                                                        (44,028,771)           (7,465,206)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                                   $       30,142,842    $       20,521,404
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $       43,965,991    $       38,872,789
-------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $       50,039,934    $       11,167,145
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $       94,005,925    $       50,039,934
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                 YEAR ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------
                                                              2004          2003          2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      1.56%         1.82%         2.77%         2.52%         1.82%
   Expenses after custodian fee reduction                        1.56%         1.82%         2.77%         2.46%         1.75%
   Net investment income (loss)                                  0.31%        (0.18)%       (0.77)%       (1.02)%       (1.04)%
Portfolio Turnover                                                 73%           87%          112%          141%          133%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(1)                                                 19.07%       120.47%         1.53%       (25.70)%          --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   94,006    $   50,040    $   11,167    $   13,650    $   23,236
-----------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscals years beginning after December 15, 2000.

                        See notes to financial statements

SOUTH ASIA PORTFOLIO as of December 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

South Asia Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on January 18, 1994, seeks to achieve long-term capital appreciation by investing primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2004, the Eaton Vance Greater India Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B FEDERAL TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to capital gains tax in India on gains realized upon disposition of Indian securities, payable prior to repatriation of sales proceeds. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward to offset future gains. During the year ended December 31, 2004, the Portfolio made payments of tax subject to such requirement in the amount of $75,342. In addition, the Portfolio may accrue a deferred tax liability for net unrealized gains in excess of available carryforwards on Indian securities based on existing tax rates and anticipated holding periods of the securities. As of December 31, 2004, non-U.S. taxes provided on unrealized gains were zero. The Portfolio has recorded a receivable of $45,511 for provisional tax rebate for the Indian tax year ending March 31, 2005.

C FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

D FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended December 31, 2004, there were no credit balances used to reduce the Portfolio's custodian fee.

G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I OTHER -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2004, the adviser fee was 0.75% of average daily net assets and amounted to $486,463. In addition, an administration fee is earned by Eaton Vance Management (EVM) for administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2004, the administration fee was 0.25% of average net assets and amounted to $162,241. Except as to Trustees of the Portfolio who are not members of the Adviser's or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

For the year ended December 31, 2004, purchases and sales of investments, other than short-term obligations, aggregated $76,679,422 and $42,540,291, respectively.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, are as follows:

AGGREGATE COST                            $  63,847,083
-------------------------------------------------------
Gross unrealized appreciation             $  28,888,311
Gross unrealized depreciation                   (33,866)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  28,854,445
-------------------------------------------------------

The appreciation on currency is $27,245.

5  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

6  INDIA TAXES

The Portfolio is subject to certain Indian income taxes in connection with distributions from, and transactions in, Indian securities. The Indian tax authority has conducted a review of the Portfolio's tax returns filed for the years ended March 31, 2002 and 2001. In March 2004, the Indian tax authority assessed the Portfolio additional taxes for the 2000-2001 tax year and recalculated the refund owed to the Portfolio for the 2001-2002 tax year, a net assessment of approximately US $815,000. While the outcome of an appeal cannot be predicted, the Portfolio has appealed the assessment and has been advised by Indian legal counsel that it has a strong case for appeal with ultimate success. The appeal process may be lengthy and will involve expense to the Portfolio. The Indian tax authority has required the Portfolio to pay the assessed amount pending the appeal. The Portfolio has paid such amount to the tax authority. Such amount is reflected as a tax claim receivable on the Statement of Assets and Liabilities.

7  LINE OF CREDIT

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2004.

SOUTH ASIA PORTFOLIO as of December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS
OF SOUTH ASIA PORTFOLIO

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of South Asia Portfolio (the Portfolio) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of South Asia Portfolio at December 31, 2004, the results of its operations, the changes in its net assets, and the supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 25, 2005

EATON VANCE GREATER INDIA FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and South Asia Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc., "LGM" refers to Lloyd George Management (B.V.I.) Limited, and "Lloyd George" refers to Lloyd George Investment Management (Bermuda) Limited. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Lloyd George is a wholly-owned subsidiary of LGM.

                   POSITION(S)      TERM OF                                      NUMBER OF PORTFOLIOS
                    WITH THE       OFFICE AND                                       IN FUND COMPLEX
   NAME AND         TRUST AND      LENGTH OF        PRINCIPAL OCCUPATION(S)           OVERSEEN BY
 DATE OF BIRTH    THE PORTFOLIO     SERVICE         DURING POST FIVE YEARS            TRUSTEE(1)          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes  Trustee of the    Trustee of    Chairman, President and                  195                  Director of EVC
11/9/41          Trust; Trustee    the Trust     Chief Executive Officer of
                    and Vice      since 1989;    BMR, EVC, EVM and EV;
                  President of       of the      Director of EV; Vice
                  the Portfolio    Portfolio     President and Director of
                                   since 1994    EVD. Trustee and/or officer
                                                 of 195 registered investment
                                                 companies in the Eaton Vance
                                                 Fund Complex. Mr. Hawkes is
                                                 an interested person because
                                                 of his positions with BMR,
                                                 EVM, EVC and EV, which are
                                                 affiliates of the Fund and
                                                 the Portfolio.

Hon. Robert        Trustee and     Since 1994    Chief Executive Officer of                5
Lloyd George      President of                   LGM and Lloyd George.
8/13/52           the Portfolio                  Chairman of LGM. Mr. Lloyd
                                                 George is an interested
                                                 person because of his
                                                 positions with LGM and Lloyd
                                                 George, which are affiliates
                                                 of the Portfolio.

NONINTERESTED TRUSTEE(S)

Edward K.Y.      Trustee of the    Since 1994    President of Lingnan                      5              Director of First Pacific
Chen                Portfolio                    University in Hong Kong.                                  Company, Asia Satellite
1/14/45                                                                                                      Telecommunications
                                                                                                           Holdings Ltd. and Wharf
                                                                                                         Holdings Limited (property
                                                                                                               management and
                                                                                                               communications)

Samuel L.            Trustee       Trustee of    Jacob H. Schiff Professor of             195             Director of Tiffany & Co.
Hayes, III                         the Trust     Investment Banking Emeritus,                             (specialty retailer) and
2/23/35                           since 1989;    Harvard University Graduate                                    Telect, Inc.
                                     of the      School of Business                                          (telecommunication
                                   Portfolio     Administration.                                              services company)
                                   since 1994

William H. Park      Trustee       Since 2003    President and Chief                      195                       None
9/19/47                                          Executive Officer, Prizm
                                                 Capital Management, LLC
                                                 (investment management firm)
                                                 (since 2002). Executive Vice
                                                 President and Chief
                                                 Financial Officer, United
                                                 Asset Management Corporation
                                                 (a holding company owning
                                                 institutional investment
                                                 management firms)
                                                 (1982-2001).

Ronald A.            Trustee       Since 2003    Professor of Law, Georgetown             195                       None
Pearlman                                         University Law Center (since
7/10/40                                          1999). Tax Partner,
                                                 Covington & Burling,
                                                 Washington, DC (1991-2000).

                   POSITION(S)      TERM OF                                      NUMBER OF PORTFOLIOS
                    WITH THE       OFFICE AND                                       IN FUND COMPLEX
   NAME AND         TRUST AND      LENGTH OF        PRINCIPAL OCCUPATION(S)           OVERSEEN BY
 DATE OF BIRTH    THE PORTFOLIO     SERVICE         DURING POST FIVE YEARS            TRUSTEE(1)          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H.            Trustee       Trustee of    President, Chief Executive               195                       None
Reamer                             the Trust     Officer and a Director of
9/21/35                           since 1989;    Asset Management Finance
                                     of the      Corp. (a specialty finance
                                   Portfolio     company serving the
                                   since 1996    investment management
                                                 industry) (since October
                                                 2003). President, Unicorn
                                                 Corporation (an investment
                                                 and financial advisory
                                                 services company) (since
                                                 September 2000). Formerly,
                                                 Chairman and Chief Operating
                                                 Officer, Hellman, Jordan
                                                 Management Co., Inc. (an
                                                 investment management
                                                 company) (2000-2003).
                                                 Formerly, Advisory Director
                                                 of Berkshire Capital
                                                 Corporation (investment
                                                 banking firm) (2002-2003).
                                                 Formerly Chairman of the
                                                 Board, United Asset
                                                 Management Corporation (a
                                                 holding company owning
                                                 institutional investment
                                                 management firms) and
                                                 Chairman, President and
                                                 Director, UAM Funds (mutual
                                                 funds) (1980-2000).

Lynn A. Stout    Trustee of the    Trustee of    Professor of Law, University             195                       None
9/14/57               Trust        the Trust     of California at Los Angeles
                                  since 1998;    School of Law (since July
                                     of the      2001). Formerly, Professor
                                   Portfolio     of Law, Georgetown
                                   since 2003    University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                          POSITION(S)            TERM OF
                           WITH THE            OFFICE AND
  NAME AND                 TRUST AND            LENGTH OF                             PRINCIPAL OCCUPATION(S)
DATE OF BIRTH            THE PORTFOLIO           SERVICE                              DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust     President of the Trust     Since 2002     Executive Vice President of EVM, BMR, EVC and EV; Chief Investment
Jr.                                                           Officer of EVM and BMR and Director of EVC. Chief Executive Officer
5/31/58                                                       of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital
                                                              Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC
                                                              (private investment companies sponsored by EVM). Officer of 59 registered investment companies managed by EVM or BMR.

William Walter       Vice President of the     Since 1994     Director, Finance Director and Chief Operating Officer of Lloyd
Raleigh Kerr               Portfolio                          George. Director of LGM. Officer of 4 registered investment companies
8/17/50                                                       managed by EVM or BMR.

Duke E. Laflamme     Vice President of the     Since 2001     Vice President of EVM and BMR. Officer of 11 registered investment
7/8/69                       Trust                            companies managed by EVM or BMR.

Thomas H. Luster     Vice President of the     Since 2002     Vice President of EVM and BMR. Officer of 16 registered investment
4/8/62                       Trust                            companies managed by EVM or BMR.

George C.            Vice President of the     Since 2004     Senior Managing Director of Fox. Officer of 12 registered investment
Pierides                     Trust                            companies managed by EVM or BMR.
12/26/57

Zaheer Sitabkhan     Vice President of the     Since 1999     Director, Lloyd George. Officer of 1 registered investment company
1/17/65                    Portfolio                          managed by EVM or BMR.

William J.             Treasurer of the      Since 2002(2)    Vice President of EVM and BMR. Officer of 53 registered investment
Austin, Jr.                Portfolio                          companies managed by EVM or BMR.
12/27/51

Alan R. Dynner             Secretary           Since 1997     Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD,
10/10/40                                                      EV and EVC. Officer of 195 registered investment companies managed by
                                                              EVM or BMR.

                          POSITION(S)            TERM OF
                           WITH THE            OFFICE AND
  NAME AND                 TRUST AND            LENGTH OF                             PRINCIPAL OCCUPATION(S)
DATE OF BIRTH            THE PORTFOLIO           SERVICE                              DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
James L.            Treasurer of the Trust     Since 1989     Vice President of BMR, EVM and EVD. Officer of 117 registered
O'Connor                                                      investment companies managed by EVM or BMR.
4/1/45

Paul M. O'Neil         Chief Compliance        Since 2004     Vice President of EVM and BMR. Officer of 195 registered investment
7/11/53                     Officer                           companies managed by EVM or BMR.


(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr. Austin served as Assistant Treasurer of the Portfolio from 1994.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2003, and December 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                      12/31/03            12/31/04
---------------------------------------------------------------------
Audit Fees                             $  19,531            $  20,086

Audit-Related Fees(1)                  $       0            $       0

Tax Fees(2)                            $   4,800            $   4,900

All Other Fees(3)                              0                    0
                                       ------------------------------

Total                                  $  24,331            $  24,986
                                       ==============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the registrant's fiscal years ended December 31, 2003 and December 31, 2004; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                    12/31/03                 12/31/04
------------------------------------------------------------------------
Registrant                          $     4,800               $    4,900

Eaton Vance (1)                     $   479,858               $  334,713

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOUTH ASIA PORTFOLIO

By:  /s/Hon. Robert Lloyd George
     ---------------------------
     Hon. Robert Lloyd George
     President


Date:       February 16, 2005
            -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/William J. Austin, Jr.
         -------------------------
         William J. Austin, Jr.
         Treasurer


Date:    February 16, 2005
         -----------------


By:      /s/Hon. Robert Lloyd George
         ---------------------------
         Hon. Robert Lloyd George
         President


Date:       February 16, 2005
            -----------------